FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2019
FINANCIAL INSTRUMENTS
Schedule of Fair Value on Recurring and Non-recurring Basis

The following table presents information about assets that were recorded at fair value on a recurring and non-recurring basis as of March 31, 2019 and December 31, 2018 and indicate the fair value hierarchy.

	March 31, 2019
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Non-current Assets
Restricted cash	$3,750	$—	—	$3,750
Total non-current assets recorded at fair value	$3,750	$—	$—	$3,750

	December 31, 2018
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Current Assets
Short-term available-for-sale investments	$415	$—	$—	$415
Total current assets recorded at fair value	$415	$—	$—	$415
Non-current Assets
Restricted cash	$3,732	$—	—	$3,732
Total non-current assets recorded at fair value	$3,732	$—	$—	$3,732